SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number of Share
Outstanding Beginning Balance	7,918,231	[1]
Granted		[1]
Forfeited	(175,715)	[1]
Expired	(2,065)	[1]
Exercised	(924,029)	[1]
Outstanding Ending Balance	6,816,422	[1]	7,918,231	[1]
Vested and expected to vest at December 31, 2014	6,816,422	[1]
Exercisable at December 31, 2014	5,762,152	[1]
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 8.70
Granted
Forfeited	$ 14.89
Expired	$ 11.15
Exercised	$ 7.86
Outstanding Ending Balance	$ 8.66		$ 8.70
Vested and expected to vest at December 31, 2014	$ 8.66
Exercisable at December 31, 2014	$ 7.90
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance	$ 3.62
Granted					$ 4.29
Forfeited	$ 5.50
Expired	$ 4.01
Exercised	$ 3.12
Outstanding Ending Balance	$ 3.64		$ 3.62
Vested and expected to vest at December 31, 2014	$ 3.64
Exercisable at December 31, 2014	$ 3.54
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance	5 years 11 months 16 days		6 years 9 months 18 days
Outstanding Ending Balance	5 years 11 months 16 days		6 years 9 months 18 days
Vested and expected to vest at December 31, 2013	5 years 11 months 16 days
Exercisable at December 31, 2013	5 years 7 months 28 days
Aggregated Intrinsic Value
Outstanding Beginning Balance	$ 583,631
Outstanding Ending Balance	192,859		583,631
Vested and expected to vest at December 31, 2014	192,859
Exercisable at December 31, 2014	$ 167,396

[1]	Included both Class A and Class B ordinary shares.